Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events

Note 9. Subsequent Events

The Company has completed an evaluation of all subsequent events through the date of this filing to ensure that these unaudited condensed consolidated financial statements include appropriate disclosure of events both recognized in the unaudited condensed consolidated financial statements and events which occurred but were not recognized in the unaudited condensed consolidated financial statements.

Note 10. Subsequent Events

The Company has completed an evaluation of all subsequent events through the date of this filing to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements.

On February 6, 2026, the Company entered into a settlement and release agreement with the Holder, pursuant to which the Company agreed to issue 4,000,000 shares of its common stock, par value $0.0001 per share, to the Holder in exchange for the surrender and cancellation of 805,377 warrants to purchase shares of common stock held by the Holder. The Company has determined this represents a Type I subsequent event in accordance with ASC 855, in which the Company obtained additional evidence about conditions that existed at the date of the consolidated balance sheets. As such, the Company has recorded the $7,360,000 as settlement payable, which was calculated using the fair value of the Company’s common stock on February 6, 2026, which was the day that stock was issued to the Holder, in its consolidated balance sheets as of December 31, 2025.

Pursuant to the Settlement Agreement, the Company and the Holder agreed to dismiss (a) an action pending in the United States District Court for the Central District of California and (b) an action pending in the United States District Court for the Southern District of New York, in which previously the Court entered a default judgment against the Company in the amount of $7,500,000 plus approximately $515,000 in interest, which judgment was registered in the Central District of California in the fourth quarter of 2025.

On February 18, 2026, the Company completed a “best efforts” public offering of (i) 8,270,000 shares of its common stock, (ii) 5,543,000 Pre-Funded Warrants to purchase up to 5,543,000 shares of common stock and (ii) 13,813,000 common stock purchase warrants to purchase up to 20,719,500 shares of common stock, at a combined public offering price of $0.29 per share (or $0.2899 per Pre-Funded Warrant) and accompanying warrant.

Each Pre-Funded Warrant has an exercise price of $0.0001 per share upon issuance for one share of common stock and will not expire prior to exercise. Each Warrant has an exercise price of $0.29 per share, is exercisable upon issuance for one and a half shares of common stock, and will expire five years following the date of issuance. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the common stock and the exercise price.

In connection with the Offering, on February 17, 2026, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain purchasers party thereto. The Purchase Agreement contains customary representations, warranties and agreements of the Company and the purchasers and customary indemnification rights and obligations of the parties. Pursuant to the Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of common stock or any securities convertible into or exercisable or exchangeable for shares of common stock or file any registration statement or prospectus, or any amendment or supplement thereto for 180 days after the closing date of the Offering, subject to certain exceptions. The Company also agreed not to effect or enter into an agreement to effect any issuance of common stock or any securities convertible into or exercisable or exchangeable for shares of common stock involving a Variable Rate Transaction (as defined in the Purchase Agreement) until 180 days after the closing date of the Offering, subject to certain exceptions.

In connection with the Offering, on February 17, 2026, the Company entered into a placement agency agreement with Maxim Group LLC, as placement agent in connection with the Offering (the “Placement Agent”). The Company paid the Placement Agent a cash fee of 8.0% of the aggregate gross proceeds raised in the Offering. The Company also agreed to reimburse the Placement Agent for all reasonable out-of-pocket costs and expenses incurred in connection with the Offering in an aggregate amount up to $100,000. In addition, the Company issued to the Placement Agent warrants (the “Placement Agent Warrants”) to purchase 690,650 shares of common stock (representing 5.0% of the number of shares of common stock sold in the Offering). The Placement Agent Warrants are immediately exercisable at an exercise price of $0.319 (or 110% of the public offering price for the shares of common stock and common warrants offered in the Offering) and will expire on the fifth anniversary of the commencement of sales of the Offering. On February 18, 2026, in connection with the Offering, the Company received net proceeds of approximately $3.46 million, after deducting the estimated offering expenses payable by the Company, including the placement agent fees.

On February 20, 2026, the Company issued a payment of $1,000,000 to InnoBation Bio Co. Ltd. for costs associated to begin the Phase 1 clinical trials of IBA101, the Company’s product candidate.